Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 10,087	$ 9,852
Less: Accumulated depreciation	(2,466)	(1,448)
Total, net	7,621	8,404
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	253	247
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 9,834	$ 9,605